Goodwill and Acquired Intangible Assets Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 141,947	$ 48,926
Accumulated amortization	(31,733)	(18,589)
Net carrying amount	110,214	30,337
Intangible assets amortization expense	12,723	10,778	6,172
Estimated inatangible assets amortization expense
2014	20,342
2015	18,089
2016	16,219
2017	13,046
2018	9,216
Total future amortization expense through the next five years	76,912
Trade Names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	32,092	9,407
Accumulated amortization	(4,495)	(2,393)
Net carrying amount	27,597	7,014
Developed Technology Rights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	27,205	14,103
Accumulated amortization	(13,404)	(8,267)
Net carrying amount	13,801	5,836
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	77,774	20,816
Accumulated amortization	(12,164)	(6,938)
Net carrying amount	65,610	13,878
Customer Lists [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	4,876	4,600
Accumulated amortization	(1,670)	(991)
Net carrying amount	$ 3,206	$ 3,609